Pension Plans (Summary of Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 14,396	¥ 20,095
Fair value of plan assets	0	8,129
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	115,518	6,498
Fair value of plan assets	¥ 113,748	¥ 5,355